Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	BURNHAM INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
Document Creation Date	dei_DocumentCreationDate	Aug. 19, 2015
Document Effective Date	dei_DocumentEffectiveDate	Aug. 19, 2015
Prospectus Date	rr_ProspectusDate	Aug. 19, 2015